Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income before income taxes	$ 1,125	$ 1,486	$ 1,587	$ 428	$ 1,504	$ 1,627	$ 1,428	$ 1,663	$ 4,626	$ 6,222	$ 6,545
Effective Tax Rate									34.00%	34.00%	34.00%
Federal tax at statutory rate									1,573	2,115	2,225
Tax-exempt interest									(431)	(439)	(473)
Net earnings on BOLI									(148)	(133)	(148)
Dividend from unconsolidated subsidiary									(12)	(8)	(11)
Stock-based compensation									2	7	19
Other permanent differences									(6)		18
Total tax expense	$ 242	$ 354	$ 372	$ 10	$ 368	$ 413	$ 337	$ 424	$ 978	$ 1,542	$ 1,630
Effective tax rate									21.10%	24.80%	24.90%